Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of revenue - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of revenue [Line Items]
Net revenues	¥ 283,515	$ 42,328	¥ 485,863
Net loss	(198,796)	(29,679)	(129,256)
Net cash provided by/(used in) operating activities	(14,274)	(2,131)	61,527
Net cash used in investing activities	(33,060)	(4,936)	(5,145)
Net cash provided by/(used in) financing activities	¥ (17,952)	$ (2,680)	¥ 3,008